N-2 - USD ($)			6 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	[1]	Dec. 31, 2021	[1]	Dec. 31, 2020	[2]	Dec. 31, 2019	[2]	Dec. 31, 2018
Prospectus [Line Items]
Document Period End Date			Sep. 30, 2024
Cover [Abstract]
Entity Central Index Key			0001586009
Amendment Flag			false
Document Type			N-CSRS
Entity Registrant Name			Wildermuth Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the year/period indicated.

	For the Six Months Ended September 30, 2024
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$5.32

Investment Operations:
Net investment income (loss), net of taxes(3)	(0.35)
Net realized and unrealized gains (losses) on investments, net of taxes	(0.58)
Total from investment operations	(0.93)

Distributions:
From return of capital	—
From net realized capital gains	—
Total distributions	—

Paid in capital from redemption fees	—

Net Asset Value, End of Year/Period	$4.39

Total Return	(17.48	)%(4)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$36,351

Ratios of expenses to average net assets:
Gross expenses inclusive of interest, taxes, and extraordinary expenses(7)(8)	7.36	%(9)
Net expenses inclusive of interest, taxes, and extraordinary expenses(7)(10)	7.36	%(9)
Gross expenses exclusive of interest, taxes, and extraordinary expenses(7)(8)	5.12	%(9)
Net expenses exclusive of interest, taxes, and extraordinary expenses(7)(10)	5.12	%(9)

Ratios of net investment income (loss):
Net investment income (loss) to average net assets before taxes(7)(11)	(10.34	)%(9)
Net investment income (loss) to average net assets after taxes(7)(11)	(10.34	)%(9)

Portfolio turnover rate	0	%(4)(12)

Credit Facility
Senior securities, end of period (000’s)	$14,499
Asset coverage, per $1,000 of senior security principal amount	3,638
Asset coverage ratio of senior securities	364%

(1)Reflects operations for the period from January 1, 2022 to March 31, 2022. On August 25, 2021 the Board of Trustees approved the change in fiscal year end from December 31st to March 31st.

(2)Redemption fees consisted of per share amounts of less than $0.01.

(3)Per share amounts calculated using the average shares method.

(4)Not annualized.

(5)Total return would have been (1.80)% absent the Capital Contribution from the Prior Investment Adviser (see Note 4 in the annual report to shareholders dated December 31, 2020).

For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period Ended March 31, 2022(1)		For the Year Ended December 31, 2021	For the Year Ended December 2020(2)		For the Year Ended December 31, 2019

$10.04	$13.80	$13.62		$13.60	$13.91		$12.79

(0.21)	0.04	(0.03)		0.01	(0.09)		(0.06)
(4.41)	(3.46)	0.24		0.90	(0.13)		1.58
(4.62)	(3.42)	0.21		0.91	(0.22)		1.52

(0.10)	(0.22)	(0.03)		(0.11)	—		(0.41)
—	(0.12)	—		(0.78)	(0.09)		—
(0.10)	(0.34)	(0.03)		(0.89)	(0.09)		(0.41)

—	—	—		—	—		(0.01)

$5.32	$10.04	$13.80		$13.62	$13.60		$13.91

(47.13)%	(25.32)%	1.56	%(4)	6.74%	(1.58	)%(5)	12.06	%(6)

$44,097	$40,900	$28,960		$29,255	$28,965		$38,203

4.22%	3.12%	3.02	%(9)	2.47%	2.87%		2.72%
3.63%	2.57%	2.49	%(9)	2.25%	2.25%		2.25%
4.33%	2.80%	2.78	%(9)	0.00%	0.00%		0.00%
3.74%	2.25%	2.25	%(9)	0.00%	0.00%		0.00%

(4.21)%	0.15%	(0.97	)%(9)	0.07%	(0.63)%		(0.42)%
(2.42)%	0.28%	(0.97	)%(9)	0.07%	(0.63)%		(0.42)%

5%	6%	2	%(4)	11%	32%		29%

$14,500	$5,833	$—		$—	$—		$—
4,041	15,855	—		—	—		—
404%	1586%	—		—	—		—

(6)Total return would have been 11.58% absent the Capital Contribution from the Prior Investment Adviser (see Note 4 in the annual report to shareholders dated December 31, 2019).

(7)The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(9)Annualized.

(10)Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Prior Investment Adviser.

(11)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(12)Portfolio turnover rate was less than 0.005%.

General Description of Registrant [Abstract]
NAV Per Share		$ 4.39	$ 4.39	$ 5.32	$ 10.04	$ 13.80		$ 13.62		$ 13.60		$ 13.91		$ 12.79
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

10. LINE OF CREDIT

The Fund has two outstanding bank lines of credit. One line of credit is for $10,000,000, and the second line of credit is for $4,500,000. The Fund used the lines of credit to fund short-term portfolio cash needs. With respect to the $10,000,000 line of credit, the Fund pays interest on it, which is charged at the floating Wall Street Journal Prime Rate, with a rate floor of 3.50% and a setup fee 0.50% of the initial loan amount. During the period ended September 30, 2024, the average principal balance, maximum outstanding balance, and average interest rate on the $10,000,000 loan were approximately $9,998,680, $9,999,954, and 8.47% per annum, respectively. The line of credit is collateralized by the assets of the Fund. As of September 30, 2024, the principal outstanding balance was $9,998,652 at an interest rate of 8.00% per annum. With respect to the $4,500,000 line of credit, the Fund pays an interest rate floor of 5.00%. For the period ended September 30, 2024, the average principal balance, maximum outstanding balance, and average interest rate were approximately $4,499,995, $4,500,000, and 8.47% per annum, respectively. As of September 30, 2024, the principal outstanding balance was $4,499,995 at an interest rate of 8.00% per annum on the secondary line of credit. Expenses for the loans are paid by the Fund. For the period ended September 30, 2024, the Fund paid $632,297 in aggregate interest and borrowing costs.

The lines of credit matured on December 25, 2024, however a further extension was granted to February 25, 2025. The Fund remains in close contact with the bank, and based on recent discussions with them, management is confident that a further extension will be granted. Based on careful management and close review of the Fund’s cashflow, management does not have any concerns in relation to the Fund’s ability to continue to meet its obligations as they become due within the next 12 months and does not have substantial doubt about the Fund’s ability to continue as a going concern. No conditions have been noted that may give rise to a substantial doubt within one year of the financial statement issuance date.

Outstanding Securities [Table Text Block]

Assets:
Unaffiliated Investments, at fair value (cost $16,878,587)	$15,444,546
Affiliated Investments, at fair value (cost $70,565,409)	36,049,969
Total Investments, at value (cost $87,443,996)	$51,494,515
Deposits at broker for options written and securities sold short
Receivables:
Due from Adviser(1)	72,936
Dividends and interest	181,838
Prepaid income taxes	855,215
Prepaid expenses	142,186
Total assets	$52,746,690

Liabilities:
Payables:
Due to adviser(2)	1,028,692
Professional fees	601,896
Due to administrator	38,727
Due to transfer agent	71,824
Accrued expenses	115,779
Accrued Trustee fees	39,722
Line of credit	14,498,647
Total liabilities	$16,395,287
Commitments and contingencies (Note 10)	—

Net Assets	$36,351,403

Sources of Net Assets:
Paid-in capital	$68,572,596
Total distributable earnings (loss), net of taxes	(32,221,193)
Total Net Assets	$36,351,403

Class I Shares:
Net Assets	$36,351,403
Shares of beneficial interest issued and authorized(3)	8,281,294
Net Asset Value, Offering and Redemption Price Per Share	$4.39
(1)	Due from prior investment advisor, Wildermuth Advisory LLC.
(2)	Fees due to current advisor, BWAM.
(3)	Sales of the Fund’s shares were suspended effective June 22, 2023. The Fund’s quarterly repurchase offers were also suspended effective June 29, 2023. In addition, the Fund did not renew its registration statement with the Securities and Exchange Commission by the required deadline of July 29, 2023 which was 120 days from the Fund’s last fiscal year end. As such, the Fund is not authorized to offer shares to the public.

Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 14,499,000	$ 14,499,000	$ 14,500,000	$ 5,833,000
Senior Securities Coverage per Unit		$ 3,638	$ 3,638	$ 4,041	$ 15,855
Line of Credit 2 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 4,499,995
Line of Credit 1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 9,998,652
Class I Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	[3]	8,281,294

[1]	Reflects operations for the period from January 1, 2022 to March 31, 2022. On August 25, 2021 the Board of Trustees approved the change in fiscal year end from December 31st to March 31st.
[2]	Redemption fees consisted of per share amounts of less than $0.01.
[3]	Sales of the Fund’s shares were suspended effective June 22, 2023. The Fund’s quarterly repurchase offers were also suspended effective June 29, 2023. In addition, the Fund did not renew its registration statement with the Securities and Exchange Commission by the required deadline of July 29, 2023 which was 120 days from the Fund’s last fiscal year end. As such, the Fund is not authorized to offer shares to the public.